Equity Based Compensation Plans, Summary information of stock options outstanding (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 48.68-73.38 [Member]	Dec. 31, 2011 48.68-73.38 [Member]	Dec. 31, 2011 79.05-125.84 [Member]	Dec. 31, 2011 79.05-125.84 [Member]	Dec. 31, 2011 126.73-132.62 [Member]	Dec. 31, 2011 126.73-132.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)						$ 48.68		$ 79.05		$ 126.73
Exercise price range, upper range limit (in dollars per share)						$ 73.38		$ 125.84		$ 132.62
Number of options outstanding, ending balance (in shares)	415,020,000				50,577,000	50,577,000	167,693,000	167,693,000	196,750,000	196,750,000
Options outstanding, weighted-average remaining contractual life (in years)	6 years 9 months 18 days				2 years 9 months 18 days		5 years		9 years 9 months 18 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 109.71				$ 61.78	$ 61.78	$ 97.70	$ 97.70	$ 132.27	$ 132.27
Number of options exercisable, ending balance (in shares)	219,820,000				50,577,000	50,577,000	148,193,000	148,193,000	21,050,000	21,050,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 92.31				$ 61.78	$ 61.78	$ 97.15	$ 97.15	$ 131.66	$ 131.66
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)		1,540	14,415	18,954
Unrecognized compensation cost, weighted average recognition period (in years)			6 years